Participant
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard High-Yield Corporate Fund Participant) Vanguard High-Yield Corporate Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard High-Yield Corporate Fund - Investor Shares	4.54%	14.89%	6.86%
Vanguard High-Yield Corporate Fund - Investor Shares Barclays U.S. Corporate High-Yield Bond Index	7.44%	18.93%	8.62%	(reflect no deduction for fees, expenses, or taxes)
Vanguard High-Yield Corporate Fund - Investor Shares High-Yield Corporate Composite Index	5.90%	15.68%	none	(reflect no deduction for fees, expenses, or taxes)

Participant:
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard High-Yield Corporate Fund Participant:) Vanguard High-Yield Corporate Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard High-Yield Corporate Fund - Admiral Shares	4.64%	15.02%	6.98%
Vanguard High-Yield Corporate Fund - Admiral Shares Barclays U.S. Corporate High-Yield Bond Index	7.44%	18.93%	8.62%	(reflect no deduction for fees, expenses, or taxes)
Vanguard High-Yield Corporate Fund - Admiral Shares High-Yield Corporate Composite Index	5.90%	15.68%	none	(reflect no deduction for fees, expenses, or taxes)

Retail
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard High-Yield Corporate Fund Retail) Vanguard High-Yield Corporate Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard High-Yield Corporate Fund - Investor Shares	4.54%	14.89%	6.86%
Vanguard High-Yield Corporate Fund - Investor Shares Return After Taxes on Distributions	1.96%	12.02%	4.15%
Vanguard High-Yield Corporate Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	2.53%	10.67%	4.20%
Vanguard High-Yield Corporate Fund - Investor Shares Barclays U.S. Corporate High-Yield Bond Index	7.44%	18.93%	8.62%	(reflect no deduction for fees, expenses, or taxes)
Vanguard High-Yield Corporate Fund - Investor Shares High-Yield Corporate Composite Index	5.90%	15.68%	none	(reflect no deduction for fees, expenses, or taxes)
Vanguard High-Yield Corporate Fund - Admiral Shares	4.64%	15.02%	6.98%
Vanguard High-Yield Corporate Fund - Admiral Shares Barclays U.S. Corporate High-Yield Bond Index	7.44%	18.93%	8.62%	(reflect no deduction for fees, expenses, or taxes)
Vanguard High-Yield Corporate Fund - Admiral Shares High-Yield Corporate Composite Index	5.90%	15.68%	none	(reflect no deduction for fees, expenses, or taxes)